Consolidated Statements of Cash Flows - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Cash flows from operating activities
Net loss before redeemable noncontrolling interest	$ (27,333)	$ (60,563)
Adjustments to reconcile net loss to net cash used in operating activities:
Research and development acquired license	21,892	27,381
Anti-dilution share issuance compensation		2,186
Share-based compensation expense	334	7,469
Change in fair value of note payable	156	2,244
Change in fair value of research and development license consideration liability	185	1,854
Change in fair value of private placement warrants		(724)
Foreign exchange transaction gain	23	(17)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(209)	(828)
Accounts payable and accrued expenses	3,750	5,944
Net cash used in operating activities	(1,202)	(15,054)
Cash flows from investing activities
Purchase of research and development license	(12,000)	(8,000)
Net cash used in investing activities	(12,000)	(8,000)
Cash flows from financing activities
Proceeds from issuance of Series A-1 convertible preferred shares	10,000
Proceeds from issuance of Ordinary Shares in connection with April 2023 Private Placement, net of $4.2 million of transaction costs		59,724
Proceeds from issuance of Class A Ordinary Shares upon Closing of Business Combination		56,683
Proceeds from issuance of Pre-Funded Warrants in connection with April 2023 Private Placement		16,070
Proceeds from note payable	7,600
Settlement of note payable		(10,000)
Payment of deferred transaction costs	(2,831)	(1,184)
Net cash provided by financing activities	14,769	121,293
Net (decrease)/increase in cash and cash equivalents	1,567	98,239
Cash and cash equivalents, beginning of period		1,567
Cash and cash equivalents, end of period	1,567	99,806
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Issuance of Series A-1 convertible preferred shares for license	2,500
Conversion of Series A-1 convertible preferred shares for Class A Ordinary Shares		14,686
Accrued 2023 Lilly License consideration		10,000
Accretion of redeemable noncontrolling interest to redemption value	6,652	7,220
Deemed contribution from redeemable noncontrolling interest		9,212
Deemed dividend to redeemable noncontrolling interest		10,875
Issuance of Class A Ordinary shares for 2023 Lilly License		7,840
Share-based equity issuance costs		5,590
Settlement of research and development license consideration liability		4,488
Transaction costs include in accounts payable and accrued expenses	655
Reclassification of deferred offering costs to additional paid-in capital		4,015
Assumption of public and private placement warrants in connection with Business Combination		3,715
Reclassification of public warrant liability to equity		2,001
Issuance of Call Right to noncontrolling interest		$ 1,541
Issuance of subsidiary redeemable preferred shares for license	4,943
Research and development consideration liability for license	$ 2,449